COMMITMENTS AND CONTINGENCIES Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Supply Commitment [Table Text Block]
The following table presents gross volume information, including our proportionate share of PDCM, related to our long-term firm transportation, sales and processing agreements for pipeline capacity:

	Year Ending December 31,
Area	2013	2014	2015	2016	2017 Through Expiration	Total	Expiration Date

Volume (MMcf)
Piceance Basin	30,710	36,168	30,603	26,053	85,895	209,429	May 31, 2021
Appalachian Basin	20,316	24,353	23,361	24,862	168,296	261,188	September 20, 2025
NECO	2,190	1,825	1,825	1,825	—	7,665	December 31, 2016
Total	53,216	62,346	55,789	52,740	254,191	478,282

Dollar commitment (in thousands)	$25,756	$29,283	$26,163	$24,075	$94,033	$199,310

Schedule of Minimum Future Lease Payments under the Non-cancelable Operating Leases [Table Text Block]
The following table presents the minimum future lease payments under the non-cancelable operating leases as of December 31, 2012:

	Year Ending December 31,
	2013	2014	2015	2016	2017	Thereafter	Total
	(in thousands)

Minimum Lease Payments	$2,607	$2,386	$1,929	$461	$255	$887	$8,525